Equitrans Share Exchange (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Sale of equity shares (in shares)	3,000,000	20,000,000	599
Proceeds from sale/exchange of investment shares					$ 24,369	$ 52,323	$ 0
Contract asset, term				4 years
Henry Hub
Schedule of Equity Method Investments [Line Items]
Derivative liability					$ 111,000	$ 107,000
Equitrans Midstream
Schedule of Equity Method Investments [Line Items]
Commitment term					36 months
Equitrans Midstream
Schedule of Equity Method Investments [Line Items]
Sale of equity shares (in shares)				25,299,752
Proceeds from sale/exchange of investment shares				$ 52,000